Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	First Investors Life Series Funds
Central Index Key	0000770906
Amendment Flag	false
Document Creation Date	Jun. 26, 2012
Document Effective Date	Jun. 26, 2012
Prospectus Date	May 01, 2012